VictoryShares Free Cash Flow ETF Expense Example - VictoryShares Free Cash Flow ETF - VictoryShares Free Cash Flow ETF	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	136
Expense Example, with Redemption, 5 Years	241
Expense Example, with Redemption, 10 Years	$ 550